Subsidiaries (Details)	12 Months Ended
Dec. 31, 2022
Midatech limited [member]
IfrsStatementLineItems [Line Items]
Entity name	Midatech Limited
Principal place of business of subsidiary	1 Caspian Point, Caspian Way, Cardiff, CF10 4DQ
Description of nature of entity's operations and principal activities	Trading company
PharMida AG [member]
IfrsStatementLineItems [Line Items]
Entity name	PharMida AG
Principal place of business of subsidiary	c/o Kellerhals, Hirschgässlein 11, 4051 Basel, Switzerland	[1],[2]
Description of nature of entity's operations and principal activities	Dormant	[1],[2]
Midatech pharma (wales) limited [member]
IfrsStatementLineItems [Line Items]
Entity name	Midatech Pharma (Wales) Limited	[1],[2]
Principal place of business of subsidiary	1 Caspian Point, Caspian Way, Cardiff, CF10 4DQ
Description of nature of entity's operations and principal activities	Trading company
Biodexa Limited 1 [Member]
IfrsStatementLineItems [Line Items]
Entity name	Biodexa Limited (formerly Biodexa Pharmaceuticals Limited)
Principal place of business of subsidiary	1 Caspian Point, Caspian Way, Cardiff, CF10 4DQ
Description of nature of entity's operations and principal activities	Dormant

[1]	PharMida AG became dormant in January 2016.
[2]	Wholly owned subsidiary of Midatech Limited.